SIX CIRCLES FUNDS

Six Circles Ultra Short Duration Fund

(a series of Six Circles Trust)

Supplement dated September 5, 2025

to the Prospectus dated May 1, 2025, as amended

Effective September 8, 2025 Siddarth Mehta and Amanda Liu will be added as portfolio managers for the Six Circles Ultra Short Duration Fund (“the Fund”). As a result, the portfolio manager information for BlackRock Investment Management, LLC (“BlackRock”) for the Fund in the “Risk/Return Summary — Management — Sub-Advisers” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

BLACKROCK

Portfolio Manager	Managed the Fund Since	Primary Title with Sub-Adviser
Akiva Dickstein	2020	Managing Director
Scott MacLellan, CFA, CMT	2020	Managing Director
Siddarth Mehta	2025	Director
Amanda Liu, CFA	2025	Director

In addition, “The Funds’ Management and Administration — The Portfolio Managers – Sub-Advisers and Sub-Sub-Advisers – Ultra Short Duration Fund – BlackRock – Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Akiva Dickstein, Scott MacLellan, Siddarth Mehta and Amanda Liu serve as portfolio managers to the Ultra Short Duration Fund.

Mr. Dickstein, Managing Director, is Head of Customized Multi-Sector, U.S. Short Duration and Co-Head of Global Inflation Linked Portfolios within BlackRock’s Fundamental Fixed Income group, and a member of the Global Fixed Income executive team. He is also a co-portfolio manager of BlackRock’s Core Bond, Low Duration Bond and BGF USD Short Duration Bond Funds and associated separate accounts. Prior to taking on his current responsibilities, Mr. Dickstein was the lead portfolio manager on BlackRock’s mortgage portfolios. Before joining BlackRock in 2009, Mr. Dickstein spent eight years at Merrill Lynch, where he served as Managing Director and head of the U.S. Rates & Structured Credit Research Group. He was responsible for the team that produced mortgage-backed securities (“MBS”), asset-backed securities (“ABS”), commercial mortgage-backed securities, Treasuries, swaps, and interest rate derivatives research. Mr. Dickstein’s publications on MBS strategy included the weekly Mortgage Investor as well as numerous lengthier articles on topics such as optimal loan modifications, the valuation of credit-sensitive MBS and ABS, and the pricing of mortgage derivatives, options and pass-throughs. In addition, he developed Merrill’s prepayment models for fixed rate and hybrid MBS. Mr. Dickstein earned a BA degree in economics, summa cum laude, from Yale University in 1990, and an MA degree in physics from Princeton University in 1993.

Mr. MacLellan, CFA, CMT, Managing Director, is a portfolio manager in BlackRock’s Global Fixed Income Group. He is the co-portfolio manager of BlackRock’s Low Duration Bond Fund and the BGF USD Short Duration Bond Fund. As a lead portfolio manager on the USD short duration fixed income platform, he also focuses on managing multi-sector short duration portfolios and closed-end funds. Prior to assuming his current responsibilities in 2012, Mr. MacLellan was a member of the Global Client Group, covering Japanese clients. He also served as a product specialist for short duration fixed income products. Previously, Mr. MacLellan spent four years with Nomura BlackRock Asset Management (“NBAM”), a former joint venture between BlackRock and Nomura Asset Management Co., Ltd, in Tokyo as an account manager. Prior to joining NBAM in 2001, Mr. MacLellan spent a year in the Global Finance and Investment Department of IBJ Leasing in Tokyo. Mr. MacLellan earned a BS degree, with honors, in economics and international development studies from King’s College in 1997.

Mr. Mehta is a senior portfolio manager on BlackRock’s Customized Multi-Sector platform. He also serves as a voting member on a number of private capital investment committees, such as BlackRock’s Commercial Mortgage Loan Investment Committee and the Securitized Assets Investment Committee. Prior to taking on his current responsibilities, Mr. Mehta was a portfolio manager on BlackRock’s agency mortgage and

SUPP-6C-PR-925

securitized products portfolios. Mr. Mehta joined the Portfolio Management Group in 2008. From 2006 to 2008, Mr. Mehta was a member of BlackRock’s Risk and Quantitative Analytics Group, where he was responsible for supporting the mortgage team. Mr. Mehta began his investment career with BlackRock as an analyst in the Portfolio Analytics Group. Mr. Mehta is a member of the Mental Health Ambassador program, serving as a resource to colleagues on issues around mental health. Mr. Mehta earned a BS degree, magna cum laude, in electrical engineering from the University of Michigan in 2005.

Ms. Liu, CFA, Director, is a senior portfolio manager overseeing the investment strategies for US Short Duration and Custom Core multi-sector mandates, serving as the co-head of the Customized Core separately managed account (“SMA”) business. Ms. Liu is a named Portfolio Manager on the BlackRock Low Duration Bond Fund, iShares Short Duration Bond Active ETF and BGF US Dollar Short Duration Bond Fund. In her current role, Ms. Liu’s main responsibilities include risk budgeting, asset allocation and portfolio optimization for more than 100 SMAs across the short duration and custom core platform, and overseeing the day-to-day management of the various portfolios, particularly around liquidity needs and gain/loss provisions. Prior to her current role in 2015, Ms. Liu was a key member of the Portfolio Analytics Group, where she led the rollout of Aladdin risk models and analytical tools to clients, significantly enhancing their risk management capabilities. Prior to joining BlackRock in 2010, Ms. Liu was an investment accountant at Principal Financial Group. Ms. Liu earned a MA in Accounting at Iowa State University in 2008, and earned a BA degree from Peking University, China.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-PR-925

SIX CIRCLES FUNDS

Six Circles Ultra Short Duration Fund

(a series of Six Circles Trust)

Supplement dated September 5, 2025

to the Statement of Additional Information

dated May 1, 2025, as amended

Effective September 8, 2025, the information for BlackRock Investment Management, LLC in the third table and fourth table with respect to the Six Circles Ultra Short Duration Fund in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed — Sub-Advisers and Sub-Sub-Advisers” section of Part I of the Statement of Additional Information is hereby deleted and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Ultra Short Duration Fund
BlackRock
Akiva Dickstein*	10	17,557	7	2,755	59	34,804
Scott MacLellan, CFA, CMT*	10	11,099	9	1,703	124	49,053
Siddarth Mehta*	6	7,870	4	1,500	124	49,053
Amanda Liu, CFA*	8	11,308	2	978	59	34,804

*	As of June 30, 2025

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Ultra Short Duration Fund
BlackRock
Akiva Dickstein*	0	0	0	0	0	0
Scott MacLellan, CFA, CMT*	0	0	0	0	1	642
Siddarth Mehta*	0	0	0	0	1	642
Amanda Liu, CFA*	0	0	0	0	0	0

*	As of June 30, 2025

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUP-6C-SAI-925